INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX [Abstract]
Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax asset
Net operating loss carryforward	$10,861
Organizational costs/Startup expenses	78,848
Total deferred tax asset	89,709
Valuation allowance	(89,709)
Deferred tax asset, net of allowance	$—

Income Tax Provision	The income tax provision consists of the following:
December 31,
2020
Federal
Current	$—
Deferred	(89,709)

State
Current	$—
Deferred	—
Change in valuation allowance	89,709
Income tax provision	$—

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31,
2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	-21.0%
Income tax provision	0.0%